Deferred income tax assets and liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets and liabilities [abstract]
Deferred income tax assets before offsetting	¥ 6,301,920	¥ 3,607,935	¥ 3,844,143
Offset amount	(1,394,839)	(908,540)
Deferred income tax assets after offsetting	4,907,081	2,699,395
Deferred income tax liabilities before offsetting	(3,694,927)	(3,911,067)	(4,821,747)
Offset amount	1,394,839	908,540
Deferred income tax liabilities after offsetting	(2,300,088)	(3,002,527)
Net deferred income tax assets and liabilities	¥ 2,606,993	¥ (303,132)	¥ (977,604)